Condensed financial information of the Company (Condensed Statements of Comprehensive Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (136,844,741)	$ (120,415,631)	$ (115,329,011)
Operating income/(loss)	247,059,755	179,358,966	105,535,021
Interest expense	(66,153,440)	(29,856,832)	(20,281,416)
Interest income	16,859,086	20,916,567	24,503,736
Loss on extinguishment of debt	(15,879,702)	(12,123,750)	0
Equity in profit of subsidiaries, net	(1,710,070)	(324,612)	2,234,635
Income from operations before income taxes	193,228,531	165,710,555	118,992,903
Income taxes	(113,117,126)	(86,247,875)	(52,511,318)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	63,627,551	72,977,548	66,482,107
Other comprehensive income, net of tax of nil
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	127,536,175	7,342,823	(7,123,064)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(13,781,596)	(20,081,338)	(10,301,067)
Operating income/(loss)	(13,781,596)	(20,081,338)	(10,301,067)
Interest expense	(65,387,198)	(65,092,711)	(58,576,635)
Interest income	3,200,520	127,852	3,533
Loss on extinguishment of debt	(15,879,702)	(12,123,750)	0
Other expenses	1,114,517	40,922
Equity in profit of subsidiaries, net	154,361,010	170,106,573	135,356,276
Income from operations before income taxes	63,627,551	72,977,548	66,482,107
Income taxes	0	0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	63,627,551	72,977,548	66,482,107
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	63,908,624	(65,634,725)	(73,605,171)
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 127,536,175	$ 7,342,823	$ (7,123,064)